Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2008	$ 36,881	$ 11,447	$ 4,718	$ 20,972	$ (1,709)	$ 1,453
Comprehensive income:
Net income	1,609			1,609
Other comprehensive income (loss), net of tax	1,034					1,034
Total comprehensive income	2,643
Cash dividends declared ($.32 per share for the years 2009, 2010 and 2011 respectively)	(705)			(705)
Stock awards issued from Treasury Shares (3,605 and 7,296 shares for the years 2009 and 2011 respectively)	50			(20)	70
Compensation expense under stock-based compensation plans	34		34
Balance at Dec. 31, 2009	38,903	11,447	4,752	21,856	(1,639)	2,487
Comprehensive income:
Net income	1,325			1,325
Other comprehensive income (loss), net of tax	(564)					(564)
Total comprehensive income	761
Cash dividends declared ($.32 per share for the years 2009, 2010 and 2011 respectively)	(706)			(706)
Compensation expense under stock-based compensation plans	23		23
Balance at Dec. 31, 2010	38,981	11,447	4,775	22,475	(1,639)	1,923
Comprehensive income:
Net income	2,612			2,612
Other comprehensive income (loss), net of tax	1,720					1,720
Total comprehensive income	4,332
Cash dividends declared ($.32 per share for the years 2009, 2010 and 2011 respectively)	(706)			(706)
Stock awards issued from Treasury Shares (3,605 and 7,296 shares for the years 2009 and 2011 respectively)	98			(46)	144
Compensation expense under stock-based compensation plans	40		40
Balance at Dec. 31, 2011	$ 42,745	$ 11,447	$ 4,815	$ 24,335	$ (1,495)	$ 3,643